Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
10	Property, Plant and Equipment

(in thousands)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2019	€22,147	€73,613	€7,091	€102,853
Additions	7,269	8,700	22,623	38,592
Disposals	-	(105)	(10)	(115)
Reclassifications	53	-	(53)	-
Currency differences	-	(1)	1	-
Acquisition of subsidiaries and businesses	-	999	-	999
As of December 31, 2019	€29,469	€83,206	€29,652	€142,329
As of January 1, 2020	€29,469	€83,206	€29,652	€142,329
Additions	14,927	10,093	41,013	66,033
Disposals	(41)	(6,892)	(958)	(7,891)
Reclassifications	8,561	1,832	(10,391)	-
Currency differences	(52)	(638)	-	(690)
Acquisition of subsidiaries and businesses	8,400	54,817	22,302	85,519
As of December 31, 2020	€61,264	€142,418	€81,618	€285,300

(in thousands)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2019	€6,472	€30,180	-	€36,652
Depreciation	1,854	10,861	-	12,715
Disposals	-	(79)	-	(79)
Reclassifications	-	-	-	-
Currency differences	-	(3)	-	(3)
As of December 31, 2019	€8,326	€40,959	-	€49,285
As of January 1, 2020	€8,326	€40,959	-	€49,285
Depreciation	2,074	13,753	-	15,827
Disposals	(41)	(6,683)	-	(6,724)
Reclassifications	-	-	-	-
Currency differences	(3)	(53)	-	(56)
As of December 31, 2020	€10,356	€47,976	-	€58,332

(in thousands)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of January 1, 2019	€15,675	€43,433	€7,091	€66,200
As of December 31, 2019	€21,143	€42,247	€29,652	€93,044
As of December 31, 2020	€50,908	€94,442	€81,618	€226,968